Equity (Schedule of Share-based Payments to Employees, Non-marketable Options, Average Remaining Contractual Life) (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average remaining contractual life	2 years 9 months 3 days	3 years 2 months 26 days	2 years 7 months 2 days